Right-of-use assets, Reconciliations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Right-of-use assets [abstract]
Balance as at beginning of the period	$ 1,404	$ 397
Additions	298	1,038
Disposals	(185)
Exchange differences	(38)	12
Impairment of assets	(167)
Depreciation (note 6)	(59)	(43)	$ (30)
Balance as at Ending of the period	1,253	1,404	397
Prepaid Hosting Fees [Member]
Right-of-use assets [abstract]
Balance as at beginning of the period	361	397
Additions	0	0
Disposals	(185)
Exchange differences	0	0
Impairment of assets	(167)
Depreciation (note 6)	(9)	(36)
Balance as at Ending of the period	0	361	397
Land and Buildings [Member]
Right-of-use assets [abstract]
Balance as at beginning of the period	1,043	0
Additions	298	1,038
Disposals	0
Exchange differences	(38)	12
Impairment of assets	0
Depreciation (note 6)	(50)	(7)
Balance as at Ending of the period	$ 1,253	$ 1,043	$ 0
Lease term	30 years
Corporate Office [Member]
Right-of-use assets [abstract]
Lease term	3 years